Land Use Rights, Net - Schedule of Amortization Expenses For Future Periods (Details) - CNY (¥) ¥ in Thousands	Dec. 31, 2022	Dec. 31, 2021
Goodwill and Intangible Assets Disclosure [Abstract]
2023	¥ 34,400
2024	34,400
2025	34,400
2026	34,400
2027	34,400
Thereafter	759,667
Net carrying amount	¥ 931,667	¥ 966,067